SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Notional amount	$ 41,699	$ 17,089
Unrealized loss recorded in accumulated other comprehensive income (loss)	333	297
Derivative Assets	371	1,901
Derivative Liabilities	(942)	(329)
Gain recognized in other comprehensive income, net	(709)	297
Gain (loss) recognized in statements of income	(529)	4,259
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	(709)	297
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Cost of revenues and Operating expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	(2,555)	(68)
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	13,247	59,068
Foreign exchange option and forward contracts [Member] | Designated As Hedging [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	39	1,400
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	0	0
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	1,506	2,135
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	333	297
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(62)	(329)
Foreign Exchange Contract One [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(450)	0
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	0	0
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	520	2,192
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	0	204
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 430	$ 0